ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Finite Lived Intangible Assets Acquired As Part Of Business Combination [Table Text Block]
	June 30,
	2012			2013
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$529,162	(105,832)	423,330	$3,359,877	(355,274)	3,004,603
Order backlog	1,428,091	(1,256,450)	171,641	12,632,770	(3,819,777)	8,812,993
	$1,957,253	(1,362,282)	594,971	$15,992,647	(4,175,051)	11,817,596

Schedule of Expected Amortization Expense [Table Text Block]
Estimated amortization expense relating to the existing intangible assets for each of next five years is as follows:

Year ending June 30,
2014	$6,656,092
2015	3,210,629
2016	1,052,077
2017	599,198
2018	299,600
$11,817,596